Convertible notes, net	12 Months Ended
Mar. 31, 2016
Convertible notes, net
Convertible notes, net

14Convertible notes, net

On April 27, 2012, the Company completed the sale of US$65,000 in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes to Brilliant China Healthcare Investment Limited (formerly known as KKR China Healthcare Investment Limited) (“BCHIL”) (the “KKR Notes”). The KKR Notes are convertible into the Company’s ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$65,000 and incurred debt issuance costs of RMB14,260 from the issuance of the KKR Notes. The KKR Notes are senior unsecured obligations, maturing on April 27, 2017 and are not redeemable prior to their maturity at the Company’s option. The KKR Notes are convertible at any time in whole or in part, into the Company’s ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the KKR Notes that is calculated to provide a 12% Internal Rate of Return (“IRR”).

On October 3, 2012, the Company completed the sale of aggregate US$50,000 senior unsecured convertible notes to Golden Meditech Holdings Limited (“GMHL”), which is a major shareholder of the Company (the “GM Notes”). The GM Notes carry a 7% coupon interest rate and are convertible into the Company’s ordinary shares at a conversion price of US$2.838 per share. The Company received gross proceeds of US$50,000 and incurred debt issuance costs of RMB4,258 from the issuance of the GM Notes. The GM Notes are senior unsecured obligations, maturing on October 3, 2017 and are not redeemable prior to their maturity at the Company’s option. The GM Notes are convertible at any time in whole or part, into the Company’s ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the GM Notes that is calculated to provide a 12% IRR.

In November 2014, GMHL completed the sale of the GM Notes of US$50,000 in aggregate principal amount to CGL and Magnum Opus International Holdings Limited (“Magnum”), a private vehicle that is controlled by the Company’s chairman, for a total consideration of US$88,090. As a result, CGL and Magnum became the holders of the GM Notes and each of them holds US$25,000 of the GM Notes. All terms and conditions of the GM Notes remain the same after the transfer from GMHL to CGL and Magnum, except for the change of holder name on the convertible notes and the denomination of the fair value of the convertible notes from US$50,000 to US$25,000.

In May 2015, GMHL entered into a purchase agreement with CGL and Magnum to acquire the GM Notes at a consideration of US$61,677 and US$61,896 respectively. The acquisitions of the GM Notes from CGL and Magnum were completed in November and December 2015 respectively and the convertible notes were subsequently transferred to Golden Meditech Stem Cells (BVI) Company Limited (“GMSC”), a wholly owned subsidiary of GMHL.

In August 2015, Magnum Opus 2 International Holdings Limited (“MO2”), an entity wholly owned by the Company’s chairman, acquired from BCHIL the convertible notes through the acquisition of all the issued and outstanding shares of Excellent China Healthcare Investment Limited (“ECHIL”), which is the holder of the convertible notes and a wholly owned subsidiary of BCHIL.

In January 2016, GMHL acquired from ECHIL the convertible notes and subsequently transferred the convertible notes to its wholly owned subsidiary, GMSC.

The carrying amounts of convertible notes, net as of March 31, 2015 and 2016 are summarized in the following table:

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Principal amount of the KKR Notes	400,175	421,672	65,396
Principal amount of the GM Notes	307,828	324,363	50,304
Cumulative interest payables	107,848	164,624	25,531
Less: Unamortized debt issuance costs	(7,802)	(4,437)	(688)

Convertible notes, net	808,049	906,222	140,543

Holders of the KKR Notes and GM Notes (collectively the “Notes”) have the right to require the Company to redeem all or any portion of the Notes upon occurrence of events of default. Such events of default under the Notes include suspension from trading or failure of the Company’s ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interest to the holder within certain periods when due and payable (including, without limitation, the Company’s failure to pay any redemption payments), bankruptcy, materially breaches of any covenants or terms in the Notes, the incurrence of any indebtedness of the Group and any final judgment or judgment against the Group exceeding certain amount, and any other event or events that could be expected to have material adverse effects on the Group. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the Notes, the interest rate shall be increased to twenty-two and one-half percent (22.5%) per annum.

The Notes are entitled to a special redemption payment in the event the Group breaches certain covenants. The Notes contain customary ongoing covenants, including affirmative covenants and negative covenants. Covenants are set out in the Notes, including but not limited to compliance with Securities and Exchange Commission filings and all applicable laws and rules; maintaining Form F-3 eligibility and maintaining and keeping all the current held cord blood banking licenses effective; the Company shall not, without the prior written consent of the holders of the Notes, change its principal business; dissolve, liquidate, reorganize or restructure; merge with any other entity; commence any case, proceeding or other action under bankruptcy, insolvency or similar law; acquire or dispose of assets other than in the ordinary course of business. Any amendment or waiver thereof requires the affirmative consent of a majority of the holder of all outstanding Notes. Additionally, additional payments on the Notes shall be made in the event the Group pays any excess cash dividend in any financial year (see Note 19). Such term provides the holders of the Notes with the ability to participate in any excess cash dividend.

The Company has determined that the conversion feature embedded in the Notes should not be bifurcated and accounted for as a derivative pursuant to ASC 815, Derivatives and Hedging, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument. The Company has determined that the embedded put options that can accelerate the repayment of the Notes and contingent interest feature are clearly and closely related to the debt host contract and are not separately accounted for as a derivative pursuant to the ASC 815. Further, since the conversion price of the Notes exceeded the market price of the Company’s ordinary shares on the date of commitment, there was no beneficial conversion feature.

The Company accrued interest on the Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the consolidated balance sheets. Debt issuance costs in connection with the issuance of convertible notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest relating to the Notes was recognized as follows:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

KKR Notes interest incurred	50,475	53,222	57,807	8,965
GM Notes interest incurred	37,994	40,008	43,399	6,731
Amortization of debt issuance costs	3,610	3,610	3,712	576
Interest cost capitalized	(24,822)	—	—	—

Total interest expense	67,257	96,840	104,918	16,272